STATEMENTS OF CHANGES IN SHAREHOLDERS'EQUITY (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2016 USD ($)
Statement of Stockholders' Equity [Abstract]
Costs of issuance ordinary Shares	$ 1.7